Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		150 Months Ended	159 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Gross revenue	$ 517,569	$ 178,475	$ 1,332,230	$ 938,080	$ 1,223,492	$ 834,250	$ 4,716,347	$ 6,048,577
Selling, general, administrative expenses	(2,280,876)	(1,943,814)	(7,380,407)	(6,015,077)	(8,775,453)	(6,969,323)	(31,483,414)	(38,863,821)
Research and development expense	(600,162)	(658,880)	(2,126,144)	(2,367,014)	(2,772,926)	(2,845,267)	(28,534,725)	(30,660,869)
Loss from operations	(2,363,469)	(2,424,219)	(8,174,321)	(7,444,011)	(10,324,887)	(8,980,340)	(55,301,792)	(63,476,113)
Other income (expense):
Interest and exchange income (expense)	(624)	573	(593)	6,997	13,129	(8,657)	56,047	55,454
Interest expense	(191,755)	(131,277)	(564,235)	(464,095)	(746,159)	(541,844)	(2,776,613)	(3,340,848)
Debt conversion cost	0		0	0	(724,623)	0	(724,623)	(724,623)
Gain on debt settlement	0	0	0	0	0	0	13,834	13,834
Loss on asset disposal	0	0	(18,768)	(15,773)	(15,116)	(418)	(39,187)	(57,955)
Derivative income	(2,102,928)		(2,079,335)	0	379,986	0	379,986	(1,699,349)
Total other income (expense)	(2,295,307)	(130,704)	(2,662,931)	(472,871)	(1,092,783)	(550,919)	(3,090,556)	(5,753,487)
Loss before income taxes	(4,658,776)	(2,554,923)	(10,837,252)	(7,916,882)	(11,417,670)	(9,531,259)	(58,392,348)	(69,229,600)
Income taxes	0	0	0	0	0	0	0	0
Net loss	(4,658,776)	(2,554,923)	(10,837,252)	(7,916,882)	(11,417,670)	(9,531,259)	(58,392,348)	(69,229,600)
Foreign currency translation adjustment	(22,915)	5,797	(36,450)	6,487	29,568	(21,222)	23,165	(13,285)
Total comprehensive loss	$ (4,681,691)	$ (2,549,126)	$ (10,873,702)	$ (7,910,395)	$ (11,388,102)	$ (9,552,481)	$ (58,369,183)	$ (69,242,885)
Net loss per share - basic and diluted (in dollars per share)	$ (0.07)	$ (0.06)	$ (0.17)	$ (0.19)	$ (0.25)	$ (0.33)	$ (4.30)	$ (4.19)
Weighted average number of shares outstanding - basic and diluted (in shares)	66,228,546	43,952,003	65,782,735	41,122,424	45,044,638	28,953,072	13,563,768	16,516,192